SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2022
Lease liabilities [member]
Statement [Line Items]
IFRS 9 classification	Amortized cost
Accounts Receivable Member
Statement [Line Items]
IFRS 9 classification	Amortized cost
Accounts Payable and Accrued Liabilities
Statement [Line Items]
IFRS 9 classification	Amortized cost
Mortgage Payable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Promissory Notes Payable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Other Deposit
Statement [Line Items]
IFRS 9 classification	Amortized cost
Cash And Cash Equivalent
Statement [Line Items]
IFRS 9 classification	Amortized cost
Consideration Payable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Contract Liability
Statement [Line Items]
IFRS 9 classification	Amortized cost